Derivative Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments [Abstract]
Concentration of credit risk	$ 24,711,870	$ 54,632,696
Trust's average net asset value	$ 392,000,000	$ 603,000,000	$ 851,000,000
Open interest rate futures, maturity	10 years